Derivative Financial Instruments - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Derivative [Line Items]
Derivative asset, fair value	$ 316	$ 5,313
Foreign currency exchange contract [Member] | Designated as hedging instrument [Member] | Cash flow hedges [Member]
Derivative [Line Items]
Derivative, notional amount based on forecasted revenue		149,200
Derivative, notional amount based on forecasted expenses		27,200
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member]
Derivative [Line Items]
Derivative, notional amount	37,200	$ 76,300
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member] | Prepaid expenses and other current assets [Member]
Derivative [Line Items]
Derivative asset, fair value	300
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member] | Accrued liabilities [Member]
Derivative [Line Items]
Derivative liability, fair value	100
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member] | Other income (expense), net [Member]
Derivative [Line Items]
Gain on derivative instruments, net	$ 200